Commitments and Contingencies (Details) - Schedule of Components of Lease Expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expense [Abstract]
Operating lease expense	$ 1,786,308	$ 1,356,484
Finance lease expense	194,078	296,638
Total	$ 1,980,386	$ 1,653,122